UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22771

Oppenheimer Global Real Estate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 7/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

	Shares	Value
Common Stocks—98.0%
Consumer Discretionary—1.1%
Hotels, Restaurants & Leisure—1.1%
Hilton Worldwide Holdings, Inc.	5,823	$458,037
Financials—96.8%
Real Estate Investment Trusts (REITs)—71.2%
Diversified REITs—5.1%
Gecina SA	2,480	423,113
ICADE	3,610	349,488
Land Securities Group plc	34,270	424,283
LondonMetric Property plc	74,680	184,404
NIPPON REIT Investment Corp.	102	316,229
STORE Capital Corp.	14,254	391,272

		2,088,789
Health Care REITs—4.8%
Healthcare Realty Trust, Inc.	8,360	248,375
Medical Properties Trust, Inc.	27,270	392,961
Physicians Realty Trust	19,966	314,664
Sabra Health Care REIT, Inc.	19,260	416,209
Welltower, Inc.	9,160	573,416

		1,945,625
Hotel & Resort REITs—4.8%
Chesapeake Lodging Trust	16,740	536,015
Hoshino Resorts REIT, Inc.	16	82,159
Host Hotels & Resorts, Inc.	21,770	455,864
Invincible Investment Corp.	901	397,409
Park Hotels & Resorts, Inc.	15,450	483,276

		1,954,723
Industrial REITs—8.2%
Ascendas Real Estate Investment Trust	102,400	207,388
First Industrial Realty Trust, Inc.	19,800	644,490
GLP J-REIT	271	289,370
Goodman Group	90,300	645,212
Mapletree Logistics Trust	179,200	165,913

	Shares	Value
Industrial REITs (Continued)
Prologis, Inc.	20,822	$1,366,339

		3,318,712
Mortgage REITs—0.5%
New Residential Investment Corp.	11,650	208,419
Office REITs—14.4%
Allied Properties Real Estate Investment Trust	15,827	516,475
Boston Properties, Inc.	8,034	1,008,508
Cousins Properties, Inc.	48,260	449,783
Derwent London plc	3,160	129,466
Dexus	82,000	613,103
Green REIT plc	175,240	308,620
Inmobiliaria Colonial Socimi SA	45,796	493,124
Investa Office Fund	40,600	155,305
Keppel REIT	563,400	486,023
Kilroy Realty Corp.	12,802	933,906
Nippon Building Fund, Inc.	107	596,218
Vornado Realty Trust	2,390	171,889

		5,862,420
Residential REITs—13.1%
American Homes 4 Rent, Cl. A	19,510	431,951
AvalonBay Communities, Inc.	3,330	588,911
Camden Property Trust	8,100	749,979
Essex Property Trust, Inc.	1,740	418,383
Independence Realty Trust, Inc.	39,280	398,692
Invitation Homes, Inc.	19,400	448,334
Sun Communities, Inc.	7,050	683,568
UDR, Inc.	29,030	1,117,074
Unite Group plc (The)	44,140	507,185

		5,344,077
Retail REITs—13.7%
Acadia Realty Trust	13,602	368,342
Agree Realty Corp.	13,830	736,309
Fortune Real Estate Investment Trust	209,000	261,067

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Retail REITs (Continued)
Hammerson plc	24,230	$166,009
Link REIT	52,000	515,320
Macerich Co. (The)	5,280	311,837
Regency Centers Corp.	16,727	1,064,339
Scentre Group	75,300	237,408
Simon Property Group, Inc.	6,100	1,074,881
Unibail-Rodamco—Westfield	3,735	829,174

		5,564,686
Specialized REITs—6.6%
Crown Castle International Corp.	1,870	207,252
Digital Realty Trust, Inc.	11,190	1,358,690
Equinix, Inc.	900	395,352
Extra Space Storage, Inc.	4,330	406,890
Gaming & Leisure Properties, Inc.	9,250	335,960

		2,704,144
Real Estate Management & Development—25.6%
Diversified Real Estate Activities—9.0%
Ayala Land, Inc.	206,500	158,901
City Developments Ltd.	42,500	312,803
Mitsubishi Estate Co. Ltd.	28,000	487,081
Mitsui Fudosan Co. Ltd.	31,800	760,843
StorageVault Canada, Inc.	131,679	245,978
Sumitomo Realty & Development Co. Ltd.	17,000	622,444
Sun Hung Kai Properties Ltd.	49,000	768,845
Wharf Holdings Ltd. (The)	96,000	318,069

		3,674,964
Real Estate Development—6.8%
China Overseas Land & Investment Ltd.	162,000	508,567
China Resources Land Ltd.	166,000	609,176
China Vanke Co. Ltd., Cl. H	116,037	370,160

	Shares	Value
Real Estate Development (Continued)
Ciputra Development Tbk PT	717,700	$49,636
CK Asset Holdings Ltd.	94,500	722,847
Country Garden Holdings Co. Ltd.	177,000	274,091
KWG Property Holding Ltd.	91,157	103,541
Shimao Property Holdings Ltd.	45,000	127,513

		2,765,531
Real Estate Operating Companies—9.8%
Carmila SA	7,200	195,310
Castellum AB	29,805	537,609
Deutsche Wohnen SE	4,765	232,176
Fabege AB	23,404	331,324
Hulic Co. Ltd.	32,600	319,590
SM Prime Holdings, Inc.	234,000	166,508
Vonovia SE	33,951	1,643,510
Wharf Real Estate Investment Co. Ltd.	76,000	554,329

		3,980,356
Industrials—0.1%
Commercial Services & Supplies—0.1%
Country Garden Services Holdings Co. Ltd.[1]	35,117	57,357
Total Common Stocks (Cost $34,970,894)		39,927,840
Investment Company—1.9%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.87% (Cost $755,495)[2,3]	755,495	755,495
Total Investments, at Value (Cost $35,726,389)	99.9%	40,683,335
Net Other Assets (Liabilities)	0.1	29,167
Net Assets	100.0%	$40,712,502

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Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	April 30, 2018	Additions	Reductions	July 31, 2018
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,109,702	6,382,255	6,736,462	755,495

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$755,495	$3,864	$—	$—

3. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$20,905,663	51.4%
Japan	3,871,344	9.5
Hong Kong	3,267,989	8.0
China	1,922,891	4.7
Germany	1,875,686	4.6
France	1,797,084	4.4
Australia	1,651,028	4.1
United Kingdom	1,411,347	3.5
Singapore	1,172,127	2.9
Sweden	868,934	2.1
Canada	762,452	1.9
Spain	493,124	1.2
Philippines	325,410	0.8
Ireland	308,620	0.8
Indonesia	49,636	0.1

Total	$ 40,683,335	100.0%

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NOTES TO STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

1. Organization

Oppenheimer Global Real Estate Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc, (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. The Sub-Advisor has entered into a sub-sub-advisory agreement with Barings LLC (the “Sub-Sub-Adviser”), an indirect, wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, the parent of OFI. Effective as of the close of the New York Stock Exchange on June 15, 2018, the Fund will no longer accept purchase orders from new investors, and shareholders of other Oppenheimer funds will no longer be able to exchange shares of other funds into the Fund as a new investor. Existing shareholders of the Fund can continue to make purchases and exchanges into the Fund. Notwithstanding the foregoing, effective as of the close of the New York Stock Exchange on August 17, 2018, no further purchases or exchanges into the Fund will be accepted, as the Fund prepares for the Liquidation.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

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3. Securities Valuation (Continued)

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$458,037	$—	$—	$458,037
Financials	20,454,583	18,957,863	—	39,412,446
Industrials	—	57,357	—	57,357
Investment Company	755,495	—	—	755,495

Total Assets	$21,668,115	$19,015,220	$—	$40,683,335

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other

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4. Investments and Risks (Continued)

political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or

7      OPPENHEIMER GLOBAL REAL ESTATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

industry, or changes in government regulations affecting the company or its industry.

Concentration Risk. Concentration risk is the risk that the Fund’s investments in securities of companies in one industry may cause it to be more exposed to changes in that industry or market sector as compared to a more broadly diversified fund.

The Fund invests primarily in the real estate industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

8      OPPENHEIMER GLOBAL REAL ESTATE FUND

6. Subsequent Event

On June 13, 2018, the Board of Trustees of the Fund, upon the recommendation of the Fund’s investment adviser, OFI Global Asset Management, Inc., approved a plan to liquidate the Fund (the “Liquidation”), such Liquidation to take place on or about August 24, 2018.

9      OPPENHEIMER GLOBAL REAL ESTATE FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Real Estate Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	9/21/2018